UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan L. Roell, Principal Executive Officer

Series Portfolios Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Ave, 6th Fl

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1709

Registrant’s telephone number, including area code

Date of fiscal year end: November 30, 2025

Date of reporting period: November 30, 2025

Item 1. Reports to Stockholders.

(a)

Infrastructure Capital Equity Income ETF
ICAP (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | November 30, 2025
This annual shareholder report contains important information about the Infrastructure Capital Equity Income ETF (formerly know as the InfraCap Equity Income Fund ETF) for the period of  December 1, 2024, to November 30, 2025. You can find additional information about the Fund at https://infracapfund.com/ICAP. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Infrastructure Capital Equity Income ETF	$256	2.47%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Beta and momentum were factors that positively contributed to ICAP’s relative outperformance to the Bloomberg 500 Dividend Yield Total Return Index (formerly known as the Bloomberg US Large Cap Dividend Yield Total Return Index) (the Fund’s “benchmark”) for the 12-month period. Overweight exposure to the  REIT sector and underweight exposure to the Pharmaceuticals detracted from relative performance.
For the fiscal year ended November 30, 2025, the Fund at NAV returned 7.42%. For the same period, the S&P 500 Index, a broad-based securities market index, returned 15.00%, and the benchmark, which serves as the style-specific index, returned 5.87%.

FACTOR	IMPACT	SUMMARY
Beta	Positive	Overweight exposure to high beta stocks relative to the benchmark contributed to outperformance.
Momentum	Positive	Momentum served as a positive return factor during the fiscal period.
REIT Sector	Negative	Overweight exposure to US REITs relative to the benchmark detracted from relative performance.
Pharmaceutical Sector	Negative	Underweight exposure to pharmaceuticals relative to the benchmark detracted from relative performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, such as management fees, were deducted.
Infrastructure Capital Equity Income ETF	PAGE 1	TSR-AR-81752T619

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/28/2021)
Infrastructure Capital Equity Income ETF NAV	7.42	6.97
S&P 500 TR	15.00	11.21
Bloomberg 500 Dividend Yield Total Return Index	5.87	10.04
Visit https://infracapfund.com/ICAP for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$73,573,542
Number of Holdings	135
Net Advisory Fee	$499,178
Portfolio Turnover	253%
30-Day SEC Yield	5.72%
30-Day SEC Yield Unsubsidized	5.72%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Industry	(% of net investments)
Capital Markets	9.2%
Electric Utilities	8.1%
Mortgage REITs	7.4%
Semiconductors & Semiconductor Equipment	6.8%
Banks	6.3%
Oil, Gas & Consumable Fuels	5.4%
Financial Services	5.0%
Diversified REITs	4.4%
Beverages	4.4%
Cash & Other	43.0%

Top 10 Issuers	(% of net assets)
Global Net Lease, Inc.	5.3%
McDonald’s Corp.	4.9%
Marvell Technology, Inc.	4.8%
KKR & Co., Inc.	4.7%
Apollo Global Management, Inc.	4.5%
Goldman Sachs Group, Inc.	4.1%
Amazon.com, Inc.	3.4%
Kenvue, Inc.	3.1%
Chevron Corp.	2.8%
NextEra Energy, Inc.	2.8%

Security Type	(% of net assets)
Common Stocks	102.1%
Preferred Stocks	11.7%
Baby Bonds	6.4%
Convertible Preferred Stocks	2.3%
Common Stocks Sold Short	-1.4%
Written Options	-0.5%
Cash & Other	-20.6%
MANAGED DISTRIBUTIONS
The Fund has adopted a managed distribution plan to provide monthly distributions to common shareholders at a rate that may be updated from time to time. These distributions may consist of net investment income, net realized gain and/or return of capital. Return of capital distributions provided to investors does not necessarily reflect the Fund’s investment
Infrastructure Capital Equity Income ETF	PAGE 2	TSR-AR-81752T619

performance. The Fund’s distribution policy is reviewed on an annual basis with the expectation that the announced dividend rate can be sustained for a period of 12 – 24 months under normal market conditions. The Fund’s targeted dividend is expected to be covered by net investment income (which includes ordinary income and short and long term capital gains, less expenses). For the purpose of calculating income available for distribution, some cash payments from companies in sectors such as REITs, MLPs, or Utilities are treated as Return of Capital for tax or GAAP purposes may be included. Expenses of the Fund include an 80-basis point advisory fee, leverage costs, and other miscellaneous fees. The Fund seeks to maintain relatively stable monthly distributions, although the amount of income earned by the Fund varies from period-to-period. Accordingly, the amount of income distributed in any one period may be more or less than the actual amount of income earned in that period, and the Fund reserves the flexibility to distribute less than the full amount of income earned during a specific period to preserve income for distribution in future periods. The Fund’s distribution policy is to make distributions of investment income and net realized capital gains to shareholders in order to maintain its status as a regulated investment company (RIC).
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://infracapfund.com/ICAP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Infrastructure Capital Advisors, LLC documents not be householded, please call toll-free at  1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt.
Infrastructure Capital Equity Income ETF	PAGE 3	TSR-AR-81752T619

Infrastructure Capital Small Cap Income ETF
SCAP (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | November 30, 2025
This annual shareholder report contains important information about the Infrastructure Capital Small Cap Income ETF (formerly known as the InfraCap Small Cap Income ETF) for the period of  December 1, 2024, to November 30, 2025. You can find additional information about the Fund at https://infracapfund.com/SCAP. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Infrastructure Capital Small Cap Income ETF	$222	2.19%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Momentum and size were factors that positively contributed to SCAP’s relative outperformance to the Bloomberg US 2000 Value Total Return Index (the Fund’s “benchmark”) for the 12-month period. Overweight exposure to the Semiconductor sector positively contributed to SCAP’s total return. Underweight exposure to the Biotech sector detracted from relative performance. Overweight exposure to more profitable companies detracted from its relative performance. Finally, factors such as momentum, liquidity, and company size positively contributed to income and total return.
For the fiscal year ended November 30, 2025, the Fund at NAV returned 2.34%. For the same period, the S&P 500   Index, a broad-based market index, returned 15.00%, and the benchmark, which serves as the style-specific index, returned -0.41%.

FACTOR	IMPACT	SUMMARY
Momentum	Positive	The Fund benefited benefitted from an overweight to high momentum stocks relative to the benchmark.
Company Size	Positive	The Fund benefitted from an overweight exposure to larger sized companies.
Biotech	Negative	The Fund’s underweight exposure to the biotech sector relative to the benchmark detracted from relative performance.
Profitability	Negative	The Fund’s overweight to profitable companies served as a negative relative contribution factor.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, such as management fees, were deducted.
Infrastructure Capital Small Cap Income ETF	PAGE 1	TSR-AR-81752T445

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/11/2023)
Infrastructure Capital Small Cap Income ETF NAV	2.34	17.04
S&P 500 TR	15.00	23.69
Bloomberg US 2000 Value Total Return Index	-0.41	12.98
Visit https://infracapfund.com/SCAP for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$16,137,794
Number of Holdings	61
Net Advisory Fee	$113,192
Portfolio Turnover	166%
30-Day SEC Yield	4.49%
30-Day SEC Yield Unsubsidized	4.49%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Industry	(% of net investments)
Banks	12.9%
Capital Markets	9.1%
Mortgage REITs	7.1%
Oil, Gas & Consumable Fuels	5.8%
Hotels, Restaurants & Leisure	5.5%
Hotel & Resort REITs	4.0%
Diversified REITs	3.8%
Consumer Staples Distribution & Retail	3.6%
Financial Services	3.6%
Cash & Other	44.6%

Top 10 Issuers	(% of net assets)
Global Net Lease, Inc.	4.4%
Wynn Resorts Ltd.	4.2%
Casey’s General Stores, Inc.	4.1%
East West Bancorp, Inc.	4.1%
Bank of NT Butterfield & Son Ltd.	4.0%
StandardAero, Inc.	3.9%
AGNC Investment Corp.	3.8%
MKS, Inc.	3.7%
Northwestern Energy Group, Inc.	3.5%
Lyft, Inc.	3.4%

Security Type	(% of net assets)
Common Stocks	100.1%
Exchange Traded Funds	12.1%
Preferred Stocks	5.2%
Convertible Preferred Stocks	4.1%
Baby Bonds	1.1%
Exchange Traded Funds Sold Short	-9.2%
Written Options	-0.1%
Cash & Other	-13.3%
MANAGED DISTRIBUTIONS
The Fund has adopted a managed distribution plan to provide monthly distributions to common shareholders at a rate that may be updated from time to time. These distributions may consist of net investment income, net realized gain and/or return of capital. Return of capital distributions provided to investors does not necessarily reflect the Fund’s investment
Infrastructure Capital Small Cap Income ETF	PAGE 2	TSR-AR-81752T445

performance. The Fund’s distribution policy is reviewed on an annual basis with the expectation that the announced dividend rate can be sustained for a period of 12 – 24 months under normal market conditions. The Fund’s targeted dividend is expected to be covered by net investment income (which includes ordinary income and short and long term capital gains, less expenses). For the purpose of calculating income available for distribution, some cash payments from companies in sectors such as REITs, MLPs, or Utilities are treated as Return of Capital for tax or GAAP purposes may be included. Expenses of the Fund include an 80-basis point advisory fee, leverage costs, and other miscellaneous fees. The Fund seeks to maintain relatively stable monthly distributions, although the amount of income earned by the Fund varies from period-to-period. Accordingly, the amount of income distributed in any one period may be more or less than the actual amount of income earned in that period, and the Fund reserves the flexibility to distribute less than the full amount of income earned during a specific period to preserve income for distribution in future periods. The Fund’s distribution policy is to make distributions of investment income and net realized capital gains to shareholders in order to maintain its status as a regulated investment company (RIC).
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://infracapfund.com/SCAP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Infrastructure Capital Advisors, LLC documents not be householded, please call toll-free at  1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt.
Infrastructure Capital Small Cap Income ETF	PAGE 3	TSR-AR-81752T445

Infrastructure Capital Bond Income ETF
BNDS (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | November 30, 2025
This annual shareholder report contains important information about the Infrastructure Capital Bond Income ETF for the period of January 14, 2025, to November 30, 2025. You can find additional information about the Fund at https://www.infracapfund.com/BNDS. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS SINCE INCEPTION?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Infrastructure Capital Bond Income ETF	$80	0.87%
*	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses may have been higher if the Fund had been in operation for a full fiscal year.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Real Estate and Financials were factors that positively contributed to BNDS’ relative outperformance to the Bloomberg U.S. High Yield Very Liquid Total Return Index (the Fund’s “benchmark”) for the fiscal period. Overweight exposure to the Communication Services sector positively contributed to BNDS’ total return. Underweight exposure to the Healthcare sector detracted from relative performance. Finally, overweight exposure to the Energy sector led to a detraction in relative performance.
For the short fiscal period ended November 30, 2025, the Fund at  NAV returned 8.43%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based bond market index, returned 8.62%, and the benchmark, which serves as the style-specific index, returned 8.12%.

FACTOR	IMPACT	SUMMARY
Real Estate Sector	Positive	The Fund benefited from an overweight to Real Estate relative to the benchmark.
Financial Sector	Positive	The Fund benefited from overweight exposure to Financials relative to the benchmark.
Healthcare Sector	Negative	The Fund’s underweight exposure to the Healthcare sector relative to the benchmark detracted from relative performance.
Energy Sector	Negative	The Fund’s overweight to the Energy sector served as a negative relative contribution factor.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, such as management fees, were deducted.
Infrastructure Capital Bond Income ETF	PAGE 1	TSR-AR-81752T437

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Annual Average TOTAL RETURN (%)

Since Inception (01/14/2025)
Infrastructure Capital Bond Income ETF NAV	8.43
Bloomberg U.S. Aggregate Bond Index	8.62
Bloomberg U.S. High Yield Very Liquid Index	8.12
Visit https://www.infracapfund.com/BNDS for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$18,887,781
Number of Holdings	63
Net Advisory Fee	$98,176
Portfolio Turnover	65%
Effective Duration	3.13
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Industry	(% of investments)
Mortgage REITs	13.5%
Oil, Gas & Consumable Fuels	12.3%
Banks	7.0%
All Other Business Support Services	4.7%
Insurance	4.4%
Agricultural Operations	3.6%
Pharmaceutical Preparation Manufacturing	3.5%
Financial Services	3.4%
Petroleum Bulk Stations and Terminals	3.2%
Cash & Other	44.4%

Security Type	(% of net assets)
Corporate Bonds	63.6%
Baby Bonds	19.8%
Preferred Stocks	15.6%
Exchange Traded Funds	0.4%
Cash & Other	0.6%

Top 10 Issuers	(% of net assets)
Plains All American Pipeline LP	4.1%
Land O’ Lakes, Inc.	3.6%
Organon & Co. / Organon Foreign Debt Co.-Issuer BV	3.4%
Genesis Energy LP / Genesis Energy Finance Corp.	3.2%
Crescent Energy Finance LLC	3.0%
BW Real Estate, Inc.	3.0%
Warnermedia Holdings, Inc.	2.9%
Diversified Healthcare Trust	2.8%
Sunoco LP	2.7%
Merchants Bancorp/IN	2.7%
MANAGED DISTRIBUTIONS
The Fund has adopted a managed distribution plan to provide monthly distributions to common shareholders at a rate that may be updated from time to time. These distributions may consist of net investment income, net realized gain and/or return of capital. Return of capital distributions provided to investors does not necessarily reflect the Fund’s investment
Infrastructure Capital Bond Income ETF	PAGE 2	TSR-AR-81752T437

performance. The Fund’s distribution policy is reviewed on an annual basis with the expectation that the announced dividend rate can be sustained for a period of 12 – 24 months under normal market conditions. The Fund’s targeted dividend is expected to be covered by net investment income (which includes ordinary income and short and long term capital gains, less expenses). For the purpose of calculating income available for distribution, some cash payments from companies in sectors such as REITs, MLPs, or Utilities are treated as Return of Capital for tax or GAAP purposes may be included. Expenses of the Fund include an 80-basis point advisory fee, leverage costs, and other miscellaneous fees. The Fund seeks to maintain relatively stable monthly distributions, although the amount of income earned by the Fund varies from period-to-period. Accordingly, the amount of income distributed in any one period may be more or less than the actual amount of income earned in that period, and the Fund reserves the flexibility to distribute less than the full amount of income earned during a specific period to preserve income for distribution in future periods. The Fund’s distribution policy is to make distributions of investment income and net realized capital gains to shareholders in order to maintain its status as a regulated investment company (RIC).
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.infracapfund.com/BNDS.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Infrastructure Capital Advisors, LLC documents not be householded, please call toll-free at  1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt.
Infrastructure Capital Bond Income ETF	PAGE 3	TSR-AR-81752T437

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

File: A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Debra McGinty-Poteet is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Funds’ tax returns and distribution calculations. There were no “other services” provided by the principal accountant. For the fiscal years ended November 30, 2025 and November 30, 2024, the Funds’ principal accountant was Cohen & Company, Ltd. The following table details the aggregate fees billed or expected to be billed for the past two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2025	FYE 11/30/2024
(a) Audit Fees	$61,000	$37,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$13,500	$8,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2025	FYE 11/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two fiscal years.

Non-Audit Related Fees	FYE 11/30/2025	FYE 11/30/2024
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

(a) The Registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The members of the audit committee, all Independent Trustees, are as follows: Koji Felton, Debra McGinty-Poteet and Daniel B. Willey.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Infrastructure Capital Equity Income ETF
(F/K/A InfraCap Equity Income Fund ETF)
Ticker Symbol: ICAP
Infrastructure Capital Small Cap Income ETF
(F/K/A InfraCap Small Cap Income ETF)
Ticker Symbol: SCAP
Infrastructure Capital Bond Income ETF
Ticker Symbol: BNDS
Annual Financial Statements and Additional Information
November 30, 2025

INFRASTRUCTURE CAPITAL EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025

	Shares	Value
COMMON STOCKS - 102.1%
Banks - 7.6%
Bank of America Corp.(a)	5,366	$287,886
Citigroup, Inc.(a)(b)	17,964	1,861,070
Fifth Third Bancorp(a)(b)	16,192	703,704
M&T Bank Corp.(a)(b)	4,954	942,350
Truist Financial Corp.	17,440	810,960
U.S. Bancorp(a)(b)	20,433	1,002,239
		5,608,209
Beverages - 5.3%
Celsius Holdings, Inc.(c)	44,419	1,818,514
Coca-Cola Co.(d)	723	52,866
PepsiCo, Inc.(a)	13,574	2,018,996
		3,890,376
Broadline Retail - 3.4%
Amazon.com, Inc.(a)(c)(d)	10,618	2,476,330
Capital Markets - 10.3%
Blackstone, Inc.	4,216	617,307
Goldman Sachs Group, Inc.(d)	3,638	3,005,134
KKR & Co., Inc.(a)	21,220	2,595,418
Morgan Stanley(a)(d)	8,125	1,378,487
		7,596,346
Chemicals - 0.1%
Solstice Advanced Materials, Inc.(b)(c)	1,576	75,144
Communications Equipment - 1.0%
Cisco Systems, Inc.	9,258	712,311
Diversified REITs - 4.4%
Global Net Lease, Inc.(a)	397,104	3,260,224
Diversified Telecommunication Services - 1.4%
AT&T, Inc.(b)	12,098	314,790
Verizon Communications, Inc.	18,522	761,439
		1,076,229
Electric Utilities - 9.2%
Alliant Energy Corp.(a)(b)	13,652	948,404
Edison International(a)(b)(d)	29,772	1,753,273
NextEra Energy, Inc.(a)(b)(d)	23,948	2,066,473
Southern Co.(b)(d)	8,290	755,385
Xcel Energy, Inc.(a)(b)	14,966	1,228,858
		6,752,393
Financial Services - 4.2%
Apollo Global Management, Inc.(a)	23,338	3,077,115

The accompanying notes are an integral part of these financial statements.

1

INFRASTRUCTURE CAPITAL EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Food Products - 1.5%
Kraft Heinz Co.(a)(b)	43,840	$1,118,358
Gas Utilities - 2.8%
Northwest Natural Holding Co.(a)(b)(d)	41,588	2,057,358
Health Care REITs - 0.5%
Alexandria Real Estate Equities, Inc.(b)(d)	6,653	357,067
Hotels, Restaurants & Leisure - 5.2%
McDonald’s Corp.(a)(b)(d)	11,493	3,583,747
Red Rock Resorts, Inc. - Class A(a)(b)	3,735	218,759
		3,802,506
Independent Power and Renewable Electricity Producers - 2.5%
Vistra Corp.(a)(b)	10,227	1,829,201
Industrial Conglomerates - 1.6%
Honeywell International, Inc.(a)(b)	6,314	1,213,488
Industrial REITs - 1.7%
Rexford Industrial Realty, Inc.(a)(b)	29,629	1,232,863
Insurance - 0.2%
Brighthouse Financial, Inc.(c)	2,614	171,348
Interactive Media & Services - 2.5%
Meta Platforms, Inc. - Class A(b)(d)	2,805	1,817,500
IT Services - 0.5%
International Business Machines Corp.	1,133	349,621
Machinery - 1.3%
Caterpillar, Inc.(d)	1,704	981,095
Metals & Mining - 2.6%
Freeport-McMoRan, Inc.(a)(d)	45,220	1,943,556
Office REITs - 3.5%
BXP, Inc.(b)(d)	12,581	910,361
Kilroy Realty Corp.(a)	38,284	1,642,001
		2,552,362
Oil, Gas & Consumable Fuels - 6.5%
Chevron Corp.(b)(d)	13,695	2,069,725
Coterra Energy, Inc.(a)	22,544	605,081
Exxon Mobil Corporation(b)(d)	5,868	680,219
MPLX LP(a)(b)	26,660	1,448,438
		4,803,463

The accompanying notes are an integral part of these financial statements.

2

INFRASTRUCTURE CAPITAL EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Personal Care Products - 3.1%
Kenvue, Inc.	131,307	$2,278,176
Pharmaceuticals - 2.4%
Johnson & Johnson(d)	2,835	586,618
Merck & Co., Inc.	11,465	1,201,876
		1,788,494
Retail REITs - 1.3%
Realty Income Corp.(a)(b)	16,497	950,392
Semiconductors & Semiconductor Equipment - 9.1%
Broadcom, Inc.(a)(d)	5,953	2,398,821
First Solar, Inc.(c)	1,009	275,376
Marvell Technology, Inc.(a)(d)	39,824	3,560,266
NVIDIA Corp.(d)	2,500	442,500
		6,676,963
Software - 1.1%
Microsoft Corp.	1,600	787,216
Specialized REITs - 2.6%
Crown Castle, Inc.(a)(b)	7,570	690,990
Digital Realty Trust, Inc.(a)	3,579	573,069
Safehold, Inc.(a)(b)	45,083	625,301
		1,889,360
Tobacco - 2.7%
Philip Morris International, Inc.(d)	12,815	2,018,106
TOTAL COMMON STOCKS (Cost $70,452,875)		75,143,170
PREFERRED STOCKS – 11.7%
Consumer Finance - 2.0%
SLM Corp., Series B, 6.00% (3 mo. Term SOFR + 1.96%), Perpetual Maturity(a)(b)	19,482	1,449,266
Diversified REITs - 0.9%
Global Net Lease, Inc., Series B, 6.88%, Perpetual Maturity(a)(b)	29,895	649,917
Electrical Equipment - 1.1%
Babcock & Wilcox Enterprises, Inc., Series A, 7.75%, Perpetual Maturity(b)	40,585	791,408
Financial Services - 0.3%
Merchants Bancorp/IN, 7.63%, Perpetual Maturity	9,582	219,045
Hotel & Resort REITs - 1.6%
RLJ Lodging Trust, Series A, 1.95%, Perpetual Maturity(a)(b)	48,839	1,225,859

The accompanying notes are an integral part of these financial statements.

3

INFRASTRUCTURE CAPITAL EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Continued)

	Shares	Value
PREFERRED STOCKS - (Continued)
Insurance - 1.2%
Brighthouse Financial, Inc.
Series A, 6.60%, Perpetual Maturity(a)	27,040	$445,889
Series B, 6.75%, Perpetual Maturity	26,370	448,554
		894,443
Mortgage REITs - 4.6%
AGNC Investment Corp., Series G, 7.75% to 10/15/2027 then 5 yr. CMT Rate + 4.39%, Perpetual Maturity(a)(b)(e)	15,154	374,607
Adamas Trust, Inc., Series D, 8.00% to 10/15/2027 then 3 mo. SOFR + 5.70%, Perpetual Maturity(a)(b)(e)	62,436	1,388,576
Rithm Capital Corp., Series E, 8.75%, Perpetual Maturity	63,939	1,611,263
		3,374,446
TOTAL PREFERRED STOCKS (Cost $8,380,571)		8,604,384
BABY BONDS(f) - 6.4%
Commercial Services & Supplies - 0.2%
Pitney Bowes, Inc., 6.70%, 03/07/2043(a)(b)	6,380	127,345
Financial Services - 1.2%
Corebridge Financial, Inc., 6.38%, 12/15/2064(a)(b)	37,868	899,365
Health Care REITs - 0.7%
Diversified Healthcare Trust, 5.63%, 08/01/2042(a)(b)	30,346	505,261
Mortgage REITs - 4.3%
AGNC Investment Corp., Series H, 8.75%, Perpetual Maturity(a)	42,226	1,086,053
PennyMac Mortgage Investment Trust, 9.00%, 02/15/2030(a)	11,599	294,150
Redwood Trust, Inc.
9.00%, 09/01/2029(a)(b)	50,472	1,254,734
9.13%, 03/01/2030(a)	22,376	542,842
		3,177,779
TOTAL BABY BONDS (Cost $4,745,949)		4,709,750
CONVERTIBLE PREFERRED STOCKS - 2.3%
Capital Markets - 1.2%
KKR & Co., Inc., Series D, 6.25%, 03/01/2028(a)	17,637	873,384
Electric Utilities - 0.7%
PG&E Corp., Series A, 6.00%, 12/01/2027(a)	12,034	489,302
Financial Services - 0.3%
Apollo Global Management, Inc., 6.75%, 07/31/2026	3,576	247,388

The accompanying notes are an integral part of these financial statements.

4

INFRASTRUCTURE CAPITAL EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Continued)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - (Continued)
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co., 7.63%, 09/01/2027	1,060	$64,830
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,680,983)		1,674,904
TOTAL INVESTMENTS - 122.5% (Cost $85,260,378)		$90,132,208
Liabilities in Excess of Other Assets - (22.5)%		(16,558,666)
TOTAL NET ASSETS - 100.0%		$73,573,542

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.
CMT - Constant Maturity Treasury
LP - Limited Partnership
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)	All or a portion of this security has been committed as collateral for a borrowing facility. The total value of assets committed as collateral as of November 30, 2025 is $37,117,650.
(b)	All or a portion of this security has been committed as collateral for open written options contracts. The total value of assets committed as collateral as of November 30, 2025 is $11,212,981.
(c)	Non-income producing security.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	This security has a fixed-to-variable rate feature.
(f)	Baby bonds are preferred stocks which have been deemed to be fixed income securities based upon certain intrinsic characteristics.
The accompanying notes are an integral part of these financial statements.

5

INFRASTRUCTURE CAPITAL EQUITY INCOME ETF
SCHEDULE OF SECURITIES SOLD SHORT
November 30, 2025

	Shares	Value
SHORT COMMON STOCKS(a) - (1.4)%
Capital Markets - (0.5)%
Morgan Stanley	(2,000)	$(339,320)
Semiconductors & Semiconductor Equipment - (0.9)%
Broadcom, Inc.	(1,000)	$(402,960)
First Solar, Inc.	(1,000)	(272,920)
		(675,880)
TOTAL SHORT COMMON STOCKS (Proceeds $997,162)		$(1,015,200)

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.
(a)	Securities sold short are not owned by the Fund and cannot produce income.
The accompanying notes are an integral part of these financial statements.

6

INFRASTRUCTURE CAPITAL EQUITY INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
November 30, 2025

	Notional Amount	Contracts(a)	Value
WRITTEN OPTIONS(b) - (0.5)%
Written Call Options - (0.5)%
Alexandria Real Estate Equities, Inc.
Expiration: 12/19/2025; Exercise Price: $65.00	$(536,700)	(100)	$(1,000)
Expiration: 01/16/2026; Exercise Price: $65.00	(268,350)	(50)	(1,950)
Expiration: 01/16/2026; Exercise Price: $70.00	(53,670)	(10)	(525)
Expiration: 01/16/2026; Exercise Price: $75.00	(268,350)	(50)	(1,000)
Expiration: 04/17/2026; Exercise Price: $65.00	(53,670)	(10)	(1,525)
Amazon.com, Inc.,
Expiration: 12/05/2025; Exercise Price: $250.00	(1,166,100)	(50)	(1,150)
Broadcom, Inc.
Expiration: 12/19/2025; Exercise Price: $440.00	(402,960)	(10)	(8,350)
Expiration: 01/16/2026; Exercise Price: $470.00	(402,960)	(10)	(8,070)
Expiration: 02/20/2026; Exercise Price: $500.00	(402,960)	(10)	(9,600)
Expiration: 03/20/2026; Exercise Price: $530.00	(402,960)	(10)	(11,000)
BXP, Inc.,
Expiration: 01/16/2026; Exercise Price: $85.00	(361,800)	(50)	(875)
Caterpillar, Inc.
Expiration: 12/05/2025; Exercise Price: $600.00	(575,760)	(10)	(1,300)
Expiration: 12/12/2025; Exercise Price: $600.00	(575,760)	(10)	(4,250)
Chevron Corp.
Expiration: 12/05/2025; Exercise Price: $170.00	(1,511,300)	(100)	(300)
Expiration: 12/12/2025; Exercise Price: $157.50	(528,955)	(35)	(1,330)
Expiration: 12/19/2025; Exercise Price: $160.00	(755,650)	(50)	(2,000)
Coca-Cola Co.
Expiration: 12/19/2025; Exercise Price: $72.50	(731,200)	(100)	(11,300)
Expiration: 12/19/2025; Exercise Price: $75.00	(731,200)	(100)	(2,300)
Expiration: 01/16/2026; Exercise Price: $75.00	(731,200)	(100)	(7,300)
Expiration: 02/20/2026; Exercise Price: $75.00	(365,600)	(50)	(6,750)
Dow, Inc.,
Expiration: 12/19/2025; Exercise Price: $32.50	(477,000)	(200)	(200)
Edison International
Expiration: 01/16/2026; Exercise Price: $65.00	(588,900)	(100)	(3,600)
Expiration: 04/17/2026; Exercise Price: $67.50	(294,450)	(50)	(6,000)
Exxon Mobil Corp.,
Expiration: 12/19/2025; Exercise Price: $130.00	(637,560)	(55)	(385)
Freeport-McMoRan, Inc.
Expiration: 12/05/2025; Exercise Price: $45.00	(42,980)	(10)	(170)
Expiration: 12/12/2025; Exercise Price: $45.00	(42,980)	(10)	(420)
Expiration: 12/19/2025; Exercise Price: $45.00	(42,980)	(10)	(700)
Expiration: 12/19/2025; Exercise Price: $50.00	(85,960)	(20)	(100)
Expiration: 12/26/2025; Exercise Price: $46.00	(42,980)	(10)	(720)
Expiration: 01/02/2026; Exercise Price: $48.00	(42,980)	(10)	(470)
Expiration: 01/16/2026; Exercise Price: $48.00	(85,960)	(20)	(1,360)
Goldman Sachs Group, Inc.,
Expiration: 12/05/2025; Exercise Price: $850.00	(826,040)	(10)	(1,650)

The accompanying notes are an integral part of these financial statements.

7

INFRASTRUCTURE CAPITAL EQUITY INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
November 30, 2025 (Continued)

	Notional Amount	Contracts(a)	Value
WRITTEN OPTIONS(b) - (0.5)% - (Continued)
Written Call Options - (0.5)% - (Continued)
Johnson & Johnson,
Expiration: 12/19/2025; Exercise Price: $210.00	$(558,684)	(27)	$(5,238)
Marvell Technology, Inc.
Expiration: 12/05/2025; Exercise Price: $97.00	(89,400)	(10)	(2,550)
Expiration: 12/05/2025; Exercise Price: $100.00	(89,400)	(10)	(1,810)
Expiration: 12/12/2025; Exercise Price: $98.00	(89,400)	(10)	(2,970)
Expiration: 12/26/2025; Exercise Price: $100.00	(89,400)	(10)	(3,380)
McDonald’s Corp.
Expiration: 12/05/2025; Exercise Price: $320.00	(1,559,100)	(50)	(600)
Expiration: 12/12/2025; Exercise Price: $320.00	(1,559,100)	(50)	(2,800)
Expiration: 12/19/2025; Exercise Price: $325.00	(1,559,100)	(50)	(2,550)
Expiration: 12/26/2025; Exercise Price: $325.00	(1,559,100)	(50)	(3,950)
Meta Platforms, Inc.
Expiration: 12/05/2025; Exercise Price: $780.00	(1,295,900)	(20)	(120)
Expiration: 12/12/2025; Exercise Price: $790.00	(1,943,850)	(30)	(630)
Expiration: 12/19/2025; Exercise Price: $790.00	(3,239,750)	(50)	(2,300)
Expiration: 12/26/2025; Exercise Price: $750.00	(3,239,750)	(50)	(6,800)
Morgan Stanley,
Expiration: 12/05/2025; Exercise Price: $170.00	(169,660)	(10)	(1,780)
NextEra Energy, Inc.,
Expiration: 12/05/2025; Exercise Price: $89.00	(172,580)	(20)	(400)
Northwest Natural Holding Co.
Expiration: 12/19/2025; Exercise Price: $45.00	(1,286,220)	(260)	(119,600)
Expiration: 03/20/2026; Exercise Price: $45.00	(643,110)	(130)	(68,900)
Philip Morris International, Inc.,
Expiration: 12/12/2025; Exercise Price: $160.00	(472,440)	(30)	(5,100)
Southern Co.
Expiration: 12/05/2025; Exercise Price: $96.00	(182,240)	(20)	(50)
Expiration: 12/12/2025; Exercise Price: $92.00	(364,480)	(40)	(2,400)
Total Written Call Options			(331,578)
Written Put Options - (0.0)%(c)
NVIDIA Corp.,
Expiration: 12/05/2025; Exercise Price: $170.00	(177,000)	(10)	(1,380)
Philip Morris International, Inc.,
Expiration: 12/05/2025; Exercise Price: $150.00	(314,960)	(20)	(640)
Total Written Put Options			(2,020)
TOTAL WRITTEN OPTIONS (Premiums received $221,507)			$(333,598)

(a)	100 shares per contract.
(b)	Non-income producing security.
(c)	Less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

8

INFRASTRUCTURE CAPITAL SMALL CAP INCOME ETF
Schedule of Investments
November 30, 2025

	Shares	Value
COMMON STOCKS - 100.1%
Aerospace & Defense - 3.9%
StandardAero, Inc.(a)(b)	23,901	$624,294
Banks - 14.6%
Bank of NT Butterfield & Son Ltd.(b)(c)	13,912	646,073
East West Bancorp, Inc.(b)	6,133	654,391
Popular, Inc.(b)	3,229	370,399
Preferred Bank/Los Angeles CA(b)	4,771	450,430
Western Alliance Bancorp(b)	2,901	236,519
		2,357,812
Beverages - 1.8%
Celsius Holdings, Inc.(a)	7,300	298,862
Biotechnology - 3.0%
Halozyme Therapeutics, Inc.(a)	6,800	485,520
Capital Markets - 8.1%
Houlihan Lokey, Inc.(b)	1,572	275,729
Jefferies Financial Group, Inc.	3,553	204,511
Lazard, Inc.(b)	6,397	323,048
StoneX Group, Inc.(a)(b)	5,485	496,996
		1,300,284
Chemicals - 2.8%
AdvanSix, Inc.(b)	12,767	196,484
Avient Corp.(b)	8,280	253,285
		449,769
Consumer Staples Distribution & Retail - 4.1%
Casey’s General Stores, Inc.(b)	1,164	664,015
Diversified REITs - 4.4%
Global Net Lease, Inc.(b)	85,818	704,566
Electric Utilities - 3.0%
Otter Tail Corp.(b)	5,884	483,665
Electrical Equipment - 3.0%
nVent Electric PLC(b)	4,472	479,712
Financial Services - 2.2%
Western Union Co.(b)	40,143	352,857
Ground Transportation - 3.4%
Lyft, Inc. - Class A(a)(b)	26,342	553,972
Hotel & Resort REITs - 4.6%
Braemar Hotels & Resorts, Inc.	194,418	519,096
Park Hotels & Resorts, Inc.(b)	19,999	216,389
		735,485

The accompanying notes are an integral part of these financial statements.

9

INFRASTRUCTURE CAPITAL SMALL CAP INCOME ETF
Schedule of Investments
November 30, 2025 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Hotels, Restaurants & Leisure - 6.2%
DraftKings, Inc. - Class A(a)	9,800	$324,968
Wynn Resorts Ltd.(b)	5,227	672,610
		997,578
Insurance - 1.4%
Old Republic International Corp.(b)	5,079	234,142
IT Services - 1.5%
GoDaddy, Inc. - Class A(a)	1,950	249,327
Machinery - 3.3%
SPX Technologies, Inc.(a)(b)	2,457	528,353
Media - 3.1%
New York Times Co. - Class A(b)	7,697	496,457
Metals & Mining - 2.7%
Equinox Gold Corp.(a)	31,340	434,999
Mortgage REITs - 4.1%
AGNC Investment Corp.(b)	36,409	381,931
Rithm Capital Corp.(b)	23,992	275,668
		657,599
Multi-Utilities - 3.5%
Northwestern Energy Group, Inc.(b)	8,238	569,163
Office REITs - 3.1%
Kilroy Realty Corp.(b)(c)	11,520	494,093
Oil, Gas & Consumable Fuels - 6.5%
Chord Energy Corp.(b)	5,339	501,118
Delek Logistics Partners LP(b)	515	23,608
Plains GP Holdings LP(b)	28,530	528,946
		1,053,672
Semiconductors & Semiconductor Equipment - 3.6%
MKS, Inc.	3,772	589,903
Software - 1.1%
JFrog Ltd.(a)	3,000	182,940
Trading Companies & Distributors - 1.1%
Herc Holdings, Inc.(b)	1,319	177,102
TOTAL COMMON STOCKS (Cost $14,725,310)		16,156,141

The accompanying notes are an integral part of these financial statements.

10

INFRASTRUCTURE CAPITAL SMALL CAP INCOME ETF
Schedule of Investments
November 30, 2025 (Continued)

	Shares	Value
EXCHANGE TRADED FUNDS - 12.1%
iShares Russell 2000 ETF(b)(d)	7,824	1,946,220
TOTAL EXCHANGE TRADED FUNDS (Cost $1,742,738)		1,946,220
PREFERRED STOCKS - 5.2%
Insurance - 1.5%
Brighthouse Financial, Inc.
Series B, 6.75%, Perpetual Maturity(b)	8,983	$152,801
Series C, 5.38%, Perpetual Maturity	6,088	82,006
		234,807
Mortgage REITs - 3.7%
AG Mortgage Investment Trust, Inc., Series B, 8.00%, Perpetual Maturity(b)	6,743	148,245
AGNC Investment Corp., Series D, 8.50% (3 mo. Term SOFR + 4.59%), Perpetual Maturity(b)(c)	9,493	231,724
Chimera Investment Corp., Series B, 10.05% (3 mo. Term SOFR + 6.05%), Perpetual Maturity(b)	8,982	218,981
		598,950
TOTAL PREFERRED STOCKS (Cost $856,293)		833,757
CONVERTIBLE PREFERRED STOCKS - 4.1%
Capital Markets - 2.2%
KKR & Co., Inc., Series D, 6.25%, 03/01/2028	7,206	356,841
Financial Services - 1.9%
Apollo Global Management, Inc., 6.75%, 07/31/2026	4,332	299,688
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $670,538)		656,529
BABY BONDS(e) - 1.1%
Commercial Services & Supplies - 0.9%%
Pitney Bowes, Inc., 6.70%, 03/07/2043(b)	7,365	147,005
Mortgage REITs - 0.2%
Redwood Trust, Inc., 9.13%, 03/01/2030	1,633	39,617
TOTAL BABY BONDS (Cost $190,122)		186,622
TOTAL INVESTMENTS - 122.6% (Cost $18,185,001)		$19,779,269
Liabilities in Excess of Other Assets - (22.6)%		(3,641,475)
TOTAL NET ASSETS - 100.0%		$16,137,794

The accompanying notes are an integral part of these financial statements.

11

INFRASTRUCTURE CAPITAL SMALL CAP INCOME ETF
Schedule of Investments
November 30, 2025 (Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.
ETF - Exchange Traded Fund
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)	Non-income producing security.
(b)	All or a portion of this security has been committed as collateral for a borrowing facility. The total value of assets committed as collateral as of November 30, 2025 is $11,849,190.
(c)	All or a portion of this security has been committed as collateral for open written options contracts. The total value of assets committed as collateral as of November 30, 2025 is $163,557.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	Baby bonds are preferred stocks which have been deemed to be fixed income securities based upon certain intrinsic characteristics.
The accompanying notes are an integral part of these financial statements.

12

INFRASTRUCTURE CAPITAL SMALL CAP INCOME ETF
SCHEDULE OF SECURITIES SOLD SHORT
November 30, 2025

	Shares	Value
SHORT EXCHANGE TRADED FUNDS(a) - (9.2)%
iShares Russell 2000 ETF	(6,000)	$(1,492,500)
TOTAL SHORT EXCHANGE TRADED FUNDS (Proceeds $1,291,547)		$(1,492,500)

Percentages are stated as a percent of net assets.
ETF – Exchange Traded Fund
(a)	Securities sold short are not owned by the Fund and cannot produce income.
The accompanying notes are an integral part of these financial statements.

13

INFRASTRUCTURE CAPITAL SMALL CAP INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
November 30, 2025

	Notional Amount	Contracts(a)	Value
WRITTEN OPTIONS(b) - (0.5)%
Written Call Options - (0.5)%
iShares Russell 2000 ETF
Expiration: 12/05/2025; Exercise Price: $261.00	$(621,875)	(25)	$(175)
Expiration: 12/05/2025; Exercise Price: $265.00	(621,875)	(25)	(75)
Expiration: 12/12/2025; Exercise Price: $251.00	(248,750)	(10)	(2,750)
Expiration: 12/12/2025; Exercise Price: $265.00	(621,875)	(25)	(450)
Expiration: 12/12/2025; Exercise Price: $270.00	(621,875)	(25)	(225)
Expiration: 12/19/2025; Exercise Price: $253.00	(248,750)	(10)	(2,710)
Expiration: 12/19/2025; Exercise Price: $268.00	(621,875)	(25)	(675)
Expiration: 12/19/2025; Exercise Price: $271.00	(621,875)	(25)	(450)
Expiration: 12/26/2025; Exercise Price: $256.00	(248,750)	(10)	(2,220)
Expiration: 12/26/2025; Exercise Price: $270.00	(621,875)	(25)	(775)
Expiration: 12/26/2025; Exercise Price: $275.00	(621,875)	(25)	(425)
Total Written Call Options			(10,930)
TOTAL WRITTEN OPTIONS (Premiums received $12,457)			$(10,930)

ETF - Exchange Traded Fund
(a)	100 shares per contract.
(b)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

14

INFRASTRUCTURE CAPITAL BOND INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025

	Par	Value
CORPORATE BONDS - 63.6%
Agricultural Operations - 3.6%
Land O’ Lakes, Inc., 7.25%, Perpetual Maturity(b)	$756,000	$686,448
All Other Business Support Services - 4.7%
Crescent Energy Finance LLC, 7.38%, 01/15/2033(a)(b)	607,000	575,671
Noble Finance II LLC, 8.00%, 04/15/2030 (Callable 04/15/2026)(a)(b)	294,000	305,654
		881,325
Automobiles - 2.8%
Ford Motor Co., 7.70%, 05/15/2097 (Callable Anytime)(b)	220,000	227,713
General Motors Financial Co., Inc., 5.75% to 09/30/2027 then 3 mo. SOFR + 3.60%, Perpetual Maturity(b)(c)	308,000	305,187
		532,900
Banks - 3.0%
BW Real Estate, Inc., 9.50% to 03/30/2030 then 5 yr. CMT Rate + 5.40%, Perpetual Maturity (Callable 03/30/2030)(a)(b)(c)	558,000	571,848
Broadline Retail - 2.2%
Kohl’s Corp., 6.00%, 01/15/2033(b)	511,000	418,035
Chemicals - 2.3%
Chemours Co., 8.00%, 01/15/2033(a)(b)	450,000	438,190
Electric Utilities - 1.5%
NRG Energy, Inc., 10.25% to 03/15/2028 then 5 yr. CMT Rate + 5.92%, Perpetual Maturity (Callable 03/15/2028)(a)(b)(c)	265,000	289,368
Independent Power and Renewable Electricity Producers - 1.6%
AES Corp., 6.95% to 07/15/2030 then 5 yr. CMT Rate + 2.89%, 07/15/2055(b)(c)	300,000	293,005
Insurance - 2.4%
Lincoln National Corp., 6.47% (3 mo. Term SOFR + 2.62%), 05/17/2066	561,000	459,869
Lessors of Residential Buildings and Dwellings - 2.3%
Hudson Pacific Properties LP, 5.95%, 02/15/2028	448,000	437,721
Media - 1.6%
Paramount Global, 6.25% to 02/28/2027 then 3 mo. SOFR + 3.90%, 02/28/2057(b)(c)	314,000	305,962
Media Streaming Distribution Services, Social Networks, and Other Media Networks and Content Providers - 3.0%
Warnermedia Holdings, Inc., 5.39%, 03/15/2062(b)	826,000	556,517
Miscellaneous Financial Investment Activities - 1.7%
PPL Capital Funding, Inc., 6.93% (3 mo. Term SOFR + 2.93%), 03/30/2067(b)	297,000	293,775
Mortgage REITs - 1.6%
Rithm Capital Corp., 8.00%, 04/01/2029 (Callable 04/01/2026)(a)(b)	297,000	303,875

The accompanying notes are an integral part of these financial statements.

15

INFRASTRUCTURE CAPITAL BOND INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Multi-Utilities - 0.1%
Algonquin Power & Utilities Corp., 4.75% to 04/18/2027 then 5 yr. CMT Rate + 3.25%, 01/18/2082(c)	$23,000	$22,682
Oil, Gas & Consumable Fuels - 10.9%
Civitas Resources, Inc., 8.75%, 07/01/2031 (Callable 07/01/2026)(a)(b)	426,000	444,145
Kosmos Energy Ltd., 7.50%, 03/01/2028(a)	51,000	35,547
Plains All American Pipeline LP, 8.22% (3 mo. Term SOFR + 4.37%), Perpetual Maturity	762,000	765,702
Sunoco LP, 7.88% to 09/18/2030 then 5 yr. CMT Rate + 4.23%, Perpetual Maturity(a)(c)	510,000	519,302
Vital Energy, Inc., 9.75%, 10/15/2030 (Callable 09/18/2030)(a)(b)	280,000	291,846
		2,056,542
Petroleum Bulk Stations and Terminals - 3.2%
Genesis Energy LP / Genesis Energy Finance Corp., 7.88%, 05/15/2032 (Callable 05/15/2027)(b)	591,000	610,117
Petroleum Refineries - 0.1%
PBF Holding Co. LLC / PBF Finance Corp., 7.88%, 09/15/2030(a)	21,000	20,698
Pharmaceutical Preparation Manufacturing - 3.4%
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 7.88%, 05/15/2034(a)(b)	771,000	649,324
Pipeline Transportation of Crude Oil - 1.6%
Delek Logistics Partners LP / Delek Logistics Finance Corp., 8.63%, 03/15/2029 (Callable 03/15/2026)(a)(b)	284,000	297,884
Real Estate Credit - 2.4%
Freedom Mortgage Corp., 12.25%, 10/01/2030 (Callable 10/01/2026)(a)(b)	409,000	454,339
Support Activities for Oil and Gas Operations - 1.7%
Talos Production, Inc., 9.38%, 02/01/2031 (Callable 02/01/2027)(a)(b)	295,000	311,065
Telecommunications Resellers - 1.6%
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 6.50%, 02/15/2029(a)(b)	326,000	309,731
Trust, Fiduciary, and Custody Activities - 2.6%
ILFC E-Capital Trust II, 6.52% (N/A), 12/21/2065(a)(b)	580,000	494,698
Wireless Telecommunication Services - 1.7%
Vodafone Group PLC, 5.13% to 06/04/2051 then 5 yr. CMT Rate + 3.07%, 06/04/2081(b)(c)	391,000	310,591
TOTAL CORPORATE BONDS (Cost $11,711,839)		12,006,509

The accompanying notes are an integral part of these financial statements.

16

INFRASTRUCTURE CAPITAL BOND INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Continued)

	Shares	Value
BABY BONDS(d) - 19.8%
Banks - 2.3%
Flagstar Financial Trust V, 6.00%, 11/01/2051(b)	10,937	$424,902
Consumer Finance - 2.2%
Navient Corp., 6.00%, 12/15/2043	21,384	420,837
Capital Markets - 1.0%
New Mountain Finance Corp., 8.25%, 11/15/2028	6,886	173,458
Trinity Capital, Inc., 7.88%, 09/30/2029	229	5,853
		179,311
Health Care REITs - 2.8%
Diversified Healthcare Trust
6.25%, 02/01/2046	15,122	265,391
5.63%, 08/01/2042	15,602	259,773
		525,164
Commercial Services & Supplies - 1.6%
Pitney Bowes, Inc., 6.70%, 03/07/2043	15,496	309,300
Diversified Telecommunications Services - 1.9%
Qwest Corp., 6.75%, 06/15/2057	18,896	364,126
Mortgage REITs - 8.0%
AG Mortgage Investment Trust, Inc.
9.50%, 02/15/2029	3,241	81,220
9.50%, 05/15/2029	3,099	77,785
AGNC Investment Corp., Series H, 8.75%, Perpetual Maturity	9,796	251,953
Angel Oak Mortgage REIT, Inc., 9.50%, 07/30/2029	6,222	157,168
Chimera Investment Corp., 9.00%, 05/15/2029	6,205	155,435
MFA Financial, Inc., 8.88%, 02/15/2029	12,880	321,614
Adamas Trust, Inc., 9.13%, 07/01/2029	12,476	315,892
Redwood Trust, Inc., 9.00%, 09/01/2029	6,225	154,754
		1,515,821
TOTAL BABY BONDS (Cost$3,622,564)		3,739,461
PREFERRED STOCKS - 15.6%
Banks - 1.6%
Banc of California, Inc., Series F, 7.75% to 09/01/2027 then 5 yr. CMT Rate + 4.82%, Perpetual Maturity(c)	6,514	162,590
Valley National Bancorp, Series B, 7.84% (3 mo. Term SOFR + 3.84%), Perpetual Maturity	5,806	147,472
		310,062

The accompanying notes are an integral part of these financial statements.

17

INFRASTRUCTURE CAPITAL BOND INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Continued)

	Shares	Value
PREFERRED STOCKS - (Continued)
Diversified REITs - 1.7%
Global Net Lease, Inc., Series D, 7.50%, Perpetual Maturity	13,767	$319,395
Financial Services - 3.4%
Compass Diversified Holdings, Series C, 7.88%, Perpetual Maturity	6,216	113,442
Merchants Bancorp/IN, 7.63%, Perpetual Maturity	22,675	518,350
		631,792
Hotel & Resort REITs - 0.9%
Pebblebrook Hotel Trust, Series H, 5.70%, Perpetual Maturity	10,057	172,075
Insurance - 1.9%
Brighthouse Financial, Inc., Series B, 6.75%, Perpetual Maturity	21,270	361,803
Mortgage REITs - 3.8%
Franklin BSP Realty Trust, Inc., Series E, 7.50%, Perpetual Maturity	13,803	291,381
PennyMac Mortgage Investment Trust, Series C, 6.75%, Perpetual Maturity	8,319	158,643
Rithm Capital Corp., Series C, 9.02% (3 mo. Term SOFR + 5.23%), Perpetual Maturity	5,416	132,692
Two Harbors Inv. Corp., Series A, 8.13% to 04/27/2027 then 3 mo. SOFR + 5.66%, Perpetual Maturity(c)	5,971	140,558
		723,274
Office REITs - 0.3%
Vornado Realty Trust, Series L, 5.40%, Perpetual Maturity	3,116	55,091
Oil, Gas & Consumable Fuels - 1.3%
Energy Transfer LP, Series I, 9.25%, Perpetual Maturity	21,480	248,410
Wireless Telecommunication Services - 0.7%
Telephone and Data Systems, Inc., Series VV, 6.00%, Perpetual Maturity	6,759	127,407
TOTAL PREFERRED STOCKS (Cost $2,961,400)		2,949,309
EXCHANGE TRADED FUNDS - 0.4%
iShares iBoxx $ High Yield Corporate Bond ETF	384	31,100
State Street SPDR Bloomberg High Yield Bond ETF	410	40,037
TOTAL EXCHANGE TRADED FUNDS (Cost $69,113)		71,137
TOTAL INVESTMENTS - 99.4% (Cost $18,364,916)		$18,766,416
Other Assets in Excess of Liabilities - 0.6%		121,365
TOTAL NET ASSETS - 100.0%		$18,887,781

The accompanying notes are an integral part of these financial statements.

18

INFRASTRUCTURE CAPITAL BOND INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.
ETF - Exchange Traded Fund
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2025, the value of these securities total $6,313,185 or 33.4% of the Fund’s net assets.

(b)	All or a portion of security has been committed as collateral for a borrowing facility. The total value of assets committed as collateral as of November 30, 2025 is $7,187,617.
(c)	This security has a fixed-to-variable rate feature.
(d)	Baby bonds are preferred stocks which have been deemed to be fixed income securities based upon certain intrinsic characteristics.
The accompanying notes are an integral part of these financial statements.

19

INFRASTRUCTURE CAPITAL ETFs
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2025

	Infrastructure Capital Equity Income ETF	Infrastructure Capital Small Cap Income ETF	Infrastructure Capital Bond Income ETF
ASSETS:
Investments, at value	$90,132,208	$19,779,269	$18,766,416
Cash	—	—	84,738
Dividends and interest receivable	167,971	31,346	216,363
Receivable for investments sold	1,503,727	227,942	—
Receivable from broker	—	—	448,000
Deposit at broker for written option contracts	16,211	10,833	—
Total assets	91,820,117	20,049,390	19,515,517
LIABILITIES:
Securities sold short, at value	1,015,200	1,492,500	—
Written option contracts, at value	333,598	10,930	—
Loans payable	16,227,249	2,376,246	614,452
Payable to Adviser	46,871	10,357	12,416
Loan interest payable	71,542	12,956	—
Broker interest payable	12,424	290	868
Payable to custodian	539,691	8,317	—
Total liabilities	18,246,575	3,911,596	627,736
NET ASSETS	$73,573,542	$16,137,794	$ 18,887,781
Net Assets Consists of:
Paid-in capital	$70,263,842	$15,117,065	$18,570,163
Total distributable earnings	3,309,700	1,020,729	317,618
Total net assets	$73,573,542	$16,137,794	$ 18,887,781
Net assets	$73,573,542	$16,137,794	$18,887,781
Shares issued and outstanding(a)	2,650,000	450,000	375,000
Net asset value per share	$27.76	$35.86	$50.37
Cost:
Investments, at cost	$85,260,378	$18,185,001	$18,364,916
Proceeds:
Securities sold short	997,162	1,291,547	—
Written options premiums received	$221,507	$12,457	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

20

INFRASTRUCTURE CAPITAL ETFs
STATEMENTS OF OPERATIONS
For the Periods Ended November 30, 2025

	Infrastructure Capital Equity Income ETF	Infrastructure Capital Small Cap Income ETF	Infrastructure Capital Bond Income ETF(a)
INVESTMENT INCOME:
Dividend income	$2,629,503	$670,688	$349,795
Less: Dividend withholding taxes	(65,556)	(1,979)	—
Less: Issuance fees	(3,587)	—	—
Interest income	—	—	643,088
Rebates from securities sold short	—	24,760	—
Total investment income	2,560,360	693,469	992,883
EXPENSES:
Loan interest expense (See Note 8)	835,924	217,560	8,749
Investment advisory fee (See Note 3)	499,178	113,192	98,176
Broker interest expense	203,326	4,276	—
Other expenses	240	—	—
Total expenses	1,538,668	335,028	106,925
Net investment income	1,021,692	358,441	885,958
REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	2,628,747	(97,527)	17,008
Redemptions in-kind	2,695	301,140	—
Written option contracts expired or closed	1,643,582	93,080	—
Net realized gain	4,275,024	296,693	17,008
Net change in unrealized appreciation (depreciation) on:
Investments	108,816	74,045	401,500
Securities sold short	(18,038)	(200,953)	—
Written option contracts	(128,449)	901	—
Net change in unrealized appreciation (depreciation)	(37,671)	(126,007)	401,500
Net realized and change in unrealized gain	4,237,353	170,686	418,508
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,259,045	$529,127	$ 1,304,466

(a)
Commencement date of the Fund was January 14, 2025.
The accompanying notes are an integral part of these financial statements.

21

INFRASTRUCTURE CAPITAL ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Infrastructure Capital Equity Income ETF		Infrastructure Capital Small Cap Income ETF
	Year Ended November 30,		Year Ended November 30, 2025	Period Ended November 30, 2024(a)
	2025	2024
OPERATIONS:
Net investment income	$1,021,692	$1,033,569	$358,441	$170,123
Net realized gain	4,275,024	5,102,748	296,693	602,878
Net change in unrealized appreciation (depreciation)	(37,671)	9,685,952	(126,007)	1,520,849
Net increase in net assets from resulting operations	5,259,045	15,822,269	529,127	2,293,850
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings (See Note 4)	(5,695,751)	(3,140,035)	(860,308)	(428,525)
From return of capital (See Note 4)	—	(1,467,965)	(221,587)	—
Total distributions to shareholders	(5,695,751)	(4,608,000)	(1,081,895)	(428,525)
CAPITAL TRANSACTIONS:
Subscriptions	13,195,610	5,150,723	5,629,530	14,195,960
Redemptions	—	(4,446,940)	(1,415,198)	(3,585,055)
Net increase in net assets from capital transactions(b)	13,195,610	703,783	4,214,332	10,610,905
NET INCREASE IN NET ASSETS	12,758,904	11,918,052	3,661,564	12,476,230
NET ASSETS:
Beginning of the period	60,814,638	48,896,586	12,476,230	—
End of the period	$73,573,542	$60,814,638	$16,137,794	$12,476,230

(a)	Commencement date of the Fund was December 11, 2023.
(b)	A summary of capital share transactions is as follows:

SHARES TRANSACTIONS
Subscriptions	500,000	200,000	160,000	440,000
Redemptions	—	(175,000)	(40,000)	(110,000)
Total increase in shares outstanding	500,000	25,000	120,000	330,000

The accompanying notes are an integral part of these financial statements.

22

INFRASTRUCTURE CAPITAL ETFs
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

Infrastructure Capital Bond Income ETF
Period Ended November 30, 2025(a)

OPERATIONS:
Net investment income	$885,958
Net realized gain	17,008
Net change in unrealized appreciation (depreciation)	401,500
Net increase in net assets from resulting operations	1,304,466
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings (See Note 4)	(986,848)
From return of capital (See Note 4)	(56,902)
Total distributions to shareholders	(1,043,750)
CAPITAL TRANSACTIONS:
Subscriptions	24,879,128
Redemptions	(6,252,063)
Net increase in net assets from capital transactions(b)	18,627,065
NET INCREASE IN NET ASSETS	18,887,781
NET ASSETS:
Beginning of the period	—
End of the period	$ 18,887,781

(a)	Commencement date of the Fund was January 14, 2025.
(b)	A summary of capital share transactions is as follows:

SHARES TRANSACTIONS
Subscriptions	500,000
Redemptions	(125,000)
Total increase in shares outstanding	375,000

The accompanying notes are an integral part of these financial statements.

23

INFRASTRUCTURE CAPITAL ETFs
STATEMENTS OF CASH FLOWS
For the Periods Ended November 30, 2025

	Infrastructure Capital Equity Income ETF	Infrastructure Capital Small Cap Income ETF	Infrastructure Capital Bond Income ETF(a)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$5,259,045	$529,127	$1,304,466
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of investments	(211,912,817)	(35,648,368)	(27,583,822)
Proceeds from sales of investments	202,502,441	31,919,760	9,246,259
Proceeds from securities sold short	997,162	1,291,547	—
Amortization and accretion of premium and discount	—	—	(10,345)
Increase in receivable for investments sold	(602,577)	(227,942)	—
Increase in payable to Adviser	14,750	8,310	12,416
(Increase) Decrease in dividends and interest receivable	79,960	4,471	(216,363)
Increase in receivable from broker	—	—	(448,000)
Premiums received on written option contracts	3,015,871	129,494	—
Written option contracts expired or closed	(863,175)	(27,478)	—
Decrease in payable for investments purchased	(489,431)	—	—
Increase (Decrease) in accrued expenses and other liabilities	(10,677)	(2,077)	868
Net realized (gain) loss on investments	(2,628,747)	97,527	(17,008)
Net realized (gain) on written option contracts	(1,643,582)	(93,080)	—
Net realized (gain) on redemptions in-kind	(2,695)	(301,140)	—
Change in unrealized appreciation/depreciation on investments	(108,816)	(74,045)	(401,500)
Change in unrealized appreciation/depreciation on securities sold short	18,038	200,953	—
Change in unrealized appreciation/depreciation on written option contracts	128,449	(901)	—
Net cash used in operating activities	(6,246,801)	(2,193,842)	(18,113,029)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold, net of change in receivable for Fund shares sold	13,195,610	5,629,530	24,879,128
Payment for shares redeemed	—	(1,415,198)	(6,252,063)
Cash distributions paid to shareholders, net of reinvestments	(5,695,751)	(1,081,895)	(1,043,750)
Loan borrowings	67,718,321	11,432,807	2,664,881
Loan repayments	(70,750,000)	(12,553,282)	(2,050,429)
Increase in payable to custodian	216,322	8,317	—
Net cash provided by financing activities	4,684,502	2,020,279	18,197,767
Net change in cash	(1,562,299)	(173,563)	84,738
CASH AND RESTRICTED CASH:
Beginning Balance	1,578,510	184,396	—
Ending Balance	$16,211	$10,833	$84,738

The accompanying notes are an integral part of these financial statements.

24

INFRASTRUCTURE CAPITAL ETFs
STATEMENTS OF CASH FLOWS
For the Periods Ended November 30, 2025 (Continued)

	Infrastructure Capital Equity Income ETF	Infrastructure Capital Small Cap Income ETF	Infrastructure Capital Bond Income ETF(a)
SUPPLEMENTAL DISCLOSURES:
Broker interest paid	$208,161	$4,081	$—
Loan interest paid	841,766	195,072	7,881
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE BEGINNING OF PERIOD TO THE STATEMENT OF ASSETS AND LIABILITIES
Cash	1,782,967	178,684	—
Deposits at broker for written options contracts	—	5,712	—
Due to broker for written options contracts	(204,457)	—	—
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF PERIOD TO THE STATEMENT OF ASSETS AND LIABILITIES
Cash	—	—	84,738
Deposits at broker for written options contracts	16,211	10,833	—

(a)	Commencement date of the Fund was January 14, 2025
The accompanying notes are an integral part of these financial statements.

25

Infrastructure Capital Equity Income ETF
FINANCIAL HIGHLIGHTS
For a Fund share outstanding throughout the periods.

	Year Ended November 30,			For the Period Inception(a) through November 30, 2022
	2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$28.29	$23.01	$26.92	$30.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.43	0.49	1.08	1.25
Net realized and unrealized gain (loss) on investments	1.41	6.97	(2.68)	(2.41)
Total from investment operations	1.84	7.46	(1.60)	(1.16)
LESS DISTRIBUTIONS FROM:
Net investment income	(2.37)	(1.48)	(1.07)	(1.92)
Net realized gains	—	—	(0.16)	—
Return of capital	—	(0.70)	(1.08)	—
Total distributions	(2.37)	(2.18)	(2.31)	(1.92)
Net asset value, end of period	$27.76	$28.29	$23.01	$26.92
TOTAL RETURN, at NAV(c)	7.42%	33.85%	−5.78%	−3.84%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$73,574	$60,815	$48,897	$29,616
Ratio of expenses to average net assets(d)	2.47%	3.19%	2.96%	1.71%
Ratio of broker interest expense to average net assets(d)	1.67%	2.39%	2.16%	0.91%
Ratio of operational expenses to average net assets excluding broker interest expense(d)	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income to average net assets(d)	1.64%	1.92%	4.54%	4.89%
Portfolio turnover rate(c)(e)(f)	253%	207%	144%	87%

(a)	Commencement date of the Fund was December 28, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes in-kind transactions associated with creations of the Fund.
(f)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, written option contracts and in-kind transactions associated with the creation units and redemptions). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

26

Infrastructure Capital Small Cap Income ETF
Financial Highlights
For a Fund share outstanding throughout the periods.

	Year Ended November 30, 2025	For the Period Inception(a) through November 30, 2024
PER SHARE DATA:
Net asset value, beginning of period	$37.81	$30.14
INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.86	0.85
Net realized and unrealized gain (loss) on investments(i)	(0.22)	8.88
Total from investment operations	0.64	9.73
LESS DISTRIBUTIONS FROM:
Net investment income	(1.78)	(2.06)
Net realized gains	(0.22)	—
Return of capital	(0.59)	—
Total distributions	(2.59)	(2.06)
Net asset value, end of period	$35.86	$37.81
TOTAL RETURN, at NAV(d)	2.34%	33.28%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$16,138	$12,476
Ratio of expenses to average net assets(e)(f)	2.19%	1.94%
Ratio of broker interest expense to average net assets(e)(f)	1.39%	1.14%
Ratio of operational expenses to average net assets excluding broker interest expense(e)(f)	0.80%	0.80%
Ratio of net investment income to average net assets(e)(f)	2.53%	2.57%
Portfolio turnover rate(d)(g)(h)	166%	139%

(a)	Commencement date of the Fund was December 11, 2023.
(b)	Calculated based on average shares outstanding during the period.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Not annualized.
(e)	Annualized.
(f)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(g)	Excludes in-kind transactions associated with creations of the Fund.
(h)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, written option contracts and in-kind transactions associated with the creation units and redemptions). The denominator includes the average fair value of long positions throughout the period.

(i)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

27

Infrastructure Capital Bond Income ETF
Financial Highlights
For a Fund share outstanding throughout the period.

For the Period Inception(a) through November 30, 2025
PER SHARE DATA:
Net asset value, beginning of period	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)(c)	3.15
Net realized and unrealized gain on investments	0.89
Total from investment operations	4.04
LESS DISTRIBUTIONS FROM:
Net investment income	(3.47)
Return of capital	(0.20)
Total distributions	(3.67)
Net asset value, end of period	$50.37
TOTAL RETURN, at NAV(d)	8.43%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$18,888
Ratio of expenses to average net assets(e)	0.87%
Ratio of broker interest expense to average net assets(e)	0.07%
Ratio of operational expenses to average net assets excluding broker interest expense(e)	0.80%
Ratio of net investment income to average net assets(e)	7.22%
Portfolio turnover rate(d)(g)(h)	65%

(a)	Commencement date of the Fund was January 14, 2025.
(b)	Calculated based on average shares outstanding during the period.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Not annualized.
(e)	Annualized.
(f)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(g)	Excludes in-kind transactions associated with creations of the Fund.
(h)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, written option contracts and in-kind transactions associated with the creation units and redemptions). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

28

Infrastructure Capital ETFs
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025
1. ORGANIZATION
Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Infrastructure Capital Equity Income ETF, (formerly known as the InfraCap Equity Income Fund ETF) Infrastructure Capital Small Cap Income ETF (formerly known as the InfraCap Small Cap Income ETF) and Infrastructure Capital Bond Income ETF (each separately a “Fund” and collectively, the “Funds”) each have their own investment objectives and policies with the Trust. The Infrastructure Capital Equity Income ETF commenced operations on December 28, 2021. The Infrastructure Capital Small Cap Income ETF commenced operations on December 11, 2023. The Infrastructure Capital Bond Income ETF commenced operations on January 14, 2024. The Funds’ investment adviser, Infrastructure Capital Advisors, LLC (the “Adviser”) is responsible for providing management oversight, investment advisory services, day- to-day management of the Funds’ assets, as well as compliance, sales, marketing, and operations services to the Funds. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946, Financial Services – Investment Companies. The Funds do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series of the Trust. Organizational costs that were incurred to establish the Funds to enable them to legally do business were paid for by the Adviser. These payments are not recoupable by the Adviser.
The Infrastructure Capital Equity Income ETF investment objective is to maximize income and pursue total return opportunities. The Fund, under normal conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that pay dividends during normal market conditions. The Fund’s investments in equity securities may include common stocks, preferred stocks and convertible securities. The Fund may invest in the equity securities of companies of any market capitalization. To assist the Adviser’s portfolio management process, the Adviser may purchase and write put and call options in an effort to (i) generate additional income and reduce volatility in the portfolio, (ii) remove or add securities from the portfolio (i.e., convertible securities), (iii) facilitate total return opportunities, and (iv) hedge against market risks or other risks in the Fund’s portfolio.
The Infrastructure Capital Small Cap Income ETF investment objective is to seek total return through a blended approach of capital appreciation and current income. The Fund, under normal conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small-capitalization companies. The Fund defines small capitalization (“Small Cap”) companies as those companies with a market capitalization, at the time of initial investment, that is within or below the range of companies in the Russell 2000® Index. To assist the Adviser’s portfolio management process, the Adviser may purchase and write put and call options in an effort to (i) generate additional income and reduce volatility in the portfolio, (ii) remove or add securities from the portfolio (i.e., convertible securities), (iii) facilitate total return opportunities, and (iv) hedge against market risks or other risks in the Fund’s portfolio.
The Infrastructure Capital Bond Income ETF investment objective seeks to maximize current income with a secondary objective to pursue strategic opportunities for capital appreciation. The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities. The Adviser will construct the Fund’s portfolio by investing in a range of bonds, including municipal bonds, government bonds, and corporate bonds. The Fund’s investments in corporate bonds will include, but are not limited to, fixed or floating rate bonds, zero-coupon bonds and convertible bonds. The Fund may also invest in asset-backed and mortgage-backed securities. The Fund’s investments in fixed income securities may include equity-linked notes (“ELNs”) and other investment companies, including open-end funds and exchange-traded funds (“ETFs”). The Fund may invest in securities of any credit quality and maturity, including securities rated below investment grade, or unrated securities.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

29

Infrastructure Capital ETFs
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Continued)
A.
Investment Valuation – The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Funds.

Equity securities, including common stocks, convertible preferred stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Baby Bonds are preferred stocks which have been deemed to be fixed income securities by the Adviser based upon certain intrinsic characteristics. These securities are being valued within the established guidelines for equity securities as noted above and are categorized in Level 1 of the fair value hierarchy.
Fixed income securities, including short-term debt instruments having a maturity of less than 60 days, are valued, at the evaluated mean price between the bid and asked prices in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of a price from a Pricing Service, Fair Value will be determined. These securities are categorized in Level 2 of the fair value hierarchy.
In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Funds’ net asset values (“NAVs”) are calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Funds will value foreign securities at fair value, taking into account such events in calculating the NAVs. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Funds’ NAVs in advance of the time the NAVs are calculated. These securities are categorized in Level 2 of the fair value hierarchy.
Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported NAVs. To the extent these securities are valued at their NAVs per share, they are categorized in Level 1 of the fair value hierarchy.
Exchange traded options are valued at the last reported sale price on the exchange on which the security is principally traded. If the last sale price is not available the composite mean price can be used, which calculates the mean price of the highest bid price and the lowest ask price across the exchanges where the option is principally traded. For non-exchange traded options, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

30

Infrastructure Capital ETFs
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Continued)
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating the Funds’ NAVs. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated Infrastructure Capital Advisors, LLC (the “Adviser”) as their “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ securities by Level within the fair value hierarchy as of November 30, 2025:
Infrastructure Capital Equity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$75,143,170	$—	$—	$75,143,170
Preferred Stocks	8,604,384	—	—	8,604,384
Baby Bonds	4,709,750	—	—	4,709,750
Convertible Preferred Stocks	1,674,904	—	—	1,674,904
Total Investments	$90,132,208	$—	$—	$90,132,208
Liabilities:
Investments:
Written Options	$(136,123)	$(197,475)	$—	$(333,598)
Securities Sold Short	(1,015,200)	—	—	(1,015,200)
Total Investments	$(1,151,323)	$(197,475)	$—	$(1,348,798)

31

Infrastructure Capital ETFs
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Continued)
Infrastructure Capital Small Cap Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$16,156,141	$—	$—	$16,156,141
Exchange Traded Funds	1,946,220	—	—	1,946,220
Preferred Stocks..	833,757	—	—	833,757
Convertible Preferred Stocks	656,529	—	—	656,529
Baby Bonds	186,622	—	—	186,622
Total Investments	$19,779,269	$—	$—	$19,779,269
Liabilities:
Investments:
Written Options	$(9,805)	$(1,125)	$—	$(10,930)
Securities Sold Short	(1,492,500)	—	—	(1,492,500)
Total Investments	$(1,502,305)	$(1,125)	$—	$(1,503,430)

Infrastructure Capital Bond Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$—	$12,006,509	$—	$12,006,509
Baby Bonds	3,739,461	—	—	3,739,461
Preferred Stocks.	2,949,309	—	—	2,949,309
Exchange Traded Funds	71,137	—	—	71,137
Total Investments	$6,759,907	$12,006,509	$—	$18,766,416

As of the year or period ended November 30, 2025, the Funds did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.
Refer to each Fund’s Schedule of Investments for further information on the classification of investments.
B.
Transactions with Brokers – The Funds’ written options contracts’ cash deposits are monitored daily by the Adviser and counterparty. Cash deposits by the Funds are presented as “deposits at broker for written option contracts” on the Statements of Assets and Liabilities. These transactions may involve market risk in excess of the assets or liabilities reflected on the Statements of Assets and Liabilities.

C.
Cash and Cash Equivalents – The Funds consider highly liquid short-term fixed income investments purchased with an original maturity of less than three months and money market funds to be cash equivalents. Cash equivalents are included in short term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Any temporary cash overdrafts are reported as a payable to custodian. The Funds maintain cash balances, which at times, may exceed federally insured limits.

D.
Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, and the difference between the amounts of dividends,

32

Infrastructure Capital ETFs
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Continued)
interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year- end, resulting from changes in exchange rates.
Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.
E.
Written Option Contracts – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Adviser may write put and call options in an effort to (i) generate additional income and reduce volatility in the portfolio, (ii) remove or add securities from the portfolio (i.e., convertible securities), (iii) facilitate total return opportunities, and (iv) hedge against market risks or other risks in the Funds’ portfolio. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 K. for further derivative disclosures and Note 2 I. for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Fund realizes gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.
F.
Securities Sold Short – The Funds may engage in short sales of securities in its portfolio to hedge against market, interest-rate, commodity, inflation and credit risk and to facilitate total return opportunities. In a short sale transaction, a Fund will borrow a security and sell it at the current market price in the anticipation of buying the security at a lower price prior to the time the Fund is obligated to return the security to the owner. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the fair value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. A Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which a Fund purchases the securities to replace the borrowed securities. A Fund’s losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain. The Funds are liable for any dividends and interest payable on securities while those securities are sold short. Until the security is replaced, a Fund would be required to pay to the lender any income earned, which is recorded as an expense by the Fund.

33

Infrastructure Capital ETFs
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Continued)
G.
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

H.
Security Transactions, Income and Expenses – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method. Dividends received from the Funds’ investment in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. The Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to Fund shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund shareholder may represent a return of capital.

I.
Share Valuation – The NAVs per share of the Funds are calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

J.
Counterparty Risk – The Funds help manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. Written options contracts sold on an exchange do not expose the Funds to counterparty risk; the exchange’s clearinghouse guarantees the options against counterparty nonperformance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

K.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

L.
Derivatives – The Funds may utilize derivative instruments such as options and other instruments with similar characteristics to the extent that they are consistent with the Funds’ respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Funds and may produce significant losses. Refer to Note 9 for further derivative disclosure.

The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ Statements of Assets and Liabilities and Statements of Operations. For the year ended November 30, 2025, the Funds’ average derivative volume is described below:

	Average Quantity	Average Notional Amount
Infrastructure Capital Equity Income ETF
Written Option Contracts	3,279	$38,039,461
Infrastructure Capital Small Cap Income ETF
Written Option Contracts	248	$5,483,674

34

Infrastructure Capital ETFs
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Continued)
Statement of Assets and Liabilities
Fair values of derivative instruments as of November 30, 2025:

		Infrastructure Capital Equity Income ETF		Infrastructure Capital Small Cap Income ETF
	Statements of Assets and Liabilities Location	Fair Value		Fair Value
		Assets	Liabilities	Assets	Liabilities
Written Option Contracts:
Equity	Written option contracts, at value	$—	$333,598	$—	$10,930
Total fair values of derivative
instruments		$—	$333,598	$—	$10,930

Statement of Operations
The effect of derivative instruments on the Statement of Operations for the year ending November 30, 2025:

	Infrastructure Capital Equity Income ETF Net Realized Gain on Derivatives		Infrastructure Capital Small Cap Income ETF Net Realized Gain on Derivatives
Derivatives	Written Option Contracts	Total	Written Option Contracts	Total
Equity Contracts	$1,643,582	$1,643,582	$93,080	$93,080
Total	$1,643,582	$1,643,582	$93,080	$93,080

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives		Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives	Written Option Contracts	Total	Written Option Contracts	Total
Equity Contracts	$(128,449)	$(128,449)	$901	$901
Total	$(128,449)	$(128,449)	$901	$901

3. RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, a unified management fee (accrued daily) based upon the average daily net assets of each Fund at the annual rate of 0.80%.
Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds except for the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
The Advisory Agreement was in effect for an initial two year period, and from year to year thereafter only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and by a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of a Fund on not more than 60 days’, nor less than 30 days’, written notice to the Adviser when authorized either by a majority vote of

35

Infrastructure Capital ETFs
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Continued)
the Funds’ shareholders or by a vote of a majority of the Trustees, or by the Adviser on not more than 60 days’ written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser shall not be liable under such agreement for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as the Funds’ Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. The Advisor has agreed to pay all expenses of the Funds’ Administrator, transfer agent, fund accountant and Custodian in accordance with the Investment Advisory Agreement.
Quasar Distributors, LLC is the Funds’ distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.
4. TAX FOOTNOTE
Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no income tax or excise tax liability to the Funds. Therefore, no federal income or excise tax provisions are required. As of, and during the year or period ended November 30, 2025, the Funds did not have any tax positions that did not meet the “more-likely- than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Funds are subject to examination by taxing authorities for the tax periods since the commencement of operations.
At November 30, 2025, the components of distributable earnings on a tax basis for the Funds were as follows:

	Infrastructure Capital Equity Income ETF	Infrastructure Capital Small Cap Income ETF	Infrastructure Capital Bond Income ETF
Tax cost of Investments*	$85,876,987	$17,231,781	$18,448,798
Gross unrealized appreciation	7,893,828	1,912,601	581,746
Gross unrealized depreciation	(4,987,405)	(868,543)	(264,128)
Net tax unrealized appreciation (depreciation)**	2,906,423	1,044,058	317,618
Undistributed ordinary income	687,290	—	—
Undistributed long-term capital gains	—	—	—
Other accumulated losses	(284,013)	(23,329)	—
Total distributable earnings	$3,309,700	$1,020,729	$317,618

*	Tax cost of investments includes written options premiums received and differs from book cost due to wash sales and partnerships.
**	Net unrealized appreciation (depreciation) is inclusive of unrealized appreciation (depreciation) on the Funds’ written option positions.
For the fiscal year ending November 30, 2025, the Funds did not have any short-term or long-term capital loss carryovers.

36

Infrastructure Capital ETFs
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Continued)
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable period subsequent to October 31 and December 31, respectively. For the tax year ending November 30, 2025 the Funds did not have any qualified late year losses.
Distributions to Shareholders – The Funds intend to distribute all net investment income monthly and net realized capital gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.
For the year or period ended November 30, 2025 the following table shows the reclassifications made due to redemptions in-kind and partnership adjustments:

	Distributable Earnings	Paid- In Capital
Infrastructure Capital Equity Income ETF	$32,287	$(32,287)
Infrastructure Capital Small Cap Income ETF	$(230,735)	$230,735
Infrastructure Capital Bond Income ETF	$—	$—

The tax character of distributions paid for the year or period ending November 30, 2025, and year ended November 30, 2024 were as follows:

	Ordinary Income***	Long-Term Capital Gain	Return of Capital	Total Distributions Paid
Infrastructure Capital Equity Income ETF
November 30, 2025	$5,695,751	$—	$—	$5,695,751
November 30, 2024	$3,140,035	$—	$1,467,965	$4,608,000
Infrastructure Capital Small Cap Income ETF
November 30, 2025	$671,444	$188,864	$221,587	$1,081,895
November 30, 2024*	$428,525	$—	$—	$428,525
Infrastructure Capital Bond Income ETF**
November 30, 2025**.	$986,848	$—	$56,902	$1,043,750

*	The Fund commenced operations on December 11, 2023.
**	The Fund commenced operations on January 14, 2025.
***	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
5. DISTRIBUTION FEES
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“the Plan”). In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, accordingly. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
6. SHARE TRANSACTIONS
Shares of each Fund are listed and traded on the New York Stock Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 25,000 shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a

37

Infrastructure Capital ETFs
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Continued)
specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Funds, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
7. INVESTMENT TRANSACTIONS
The aggregate purchases and sales (excluding short-term investments), creations in-kind and redemptions in-kind, by the Funds for the year or period ended November 30, 2025, were as follows:
Infrastructure Capital Equity Income ETF

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
U.S Government Securities	$—	$—	$—	$—
Other Securities	$195,447,122	$202,816,387	$16,445,404	$—

Infrastructure Capital Small Cap Income ETF

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
U.S Government Securities	$—	$—	$—	$—
Other Securities	$28,594,288	$31,320,422	$7,054,080	$1,765,406

Infrastructure Capital Bond Income ETF

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
U.S Government Securities	$—	$—	$—	$—
Other Securities	$27,443,142	$9,090,030	$—	$—

8. BORROWING FACILITY
The Funds entered into a Tri-Party Lending Arrangement (the “Arrangement”) with Wells Fargo Securities, LLC (the “Broker”) that allows the Funds to borrow cash from the Broker. Borrowings under the Arrangement are collateralized by investments of the Funds. If a Fund defaults with respect to any of its obligations under the Arrangement, the Broker may foreclose on pledged assets of the Fund and/or the Fund may be required to repay

38

Infrastructure Capital ETFs
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Continued)
immediately, in part or in full, the loan balance outstanding under the Arrangement, necessitating the sale of securities at potentially inopportune times. Interest is charged at the OBFR (Overnight Bank Funding Rate) plus an additional 1.10% on the amount borrowed. The Arrangement has an on-demand commitment term. The interest rate as of November 30, 2025 was 4.98% for the Funds.
The components of interest expense, average interest rates (i.e., base interest rate in effect plus the spread) and average outstanding balances for the Funds’ borrowing facilities for the year or period ended November 30, 2025 were as follows:

	Infrastructure Capital Equity Income ETF	Infrastructure Capital Small Cap Income ETF	Infrastructure Capital Bond Income ETF
Maximum borrowing	$23,176,516	$5,182,067	$1,405,000
Dates of maximum borrowing	October 13-15, 2025	October 2-5, 2025	July 15-17, 2025
Total interest expense	$835,924	$217,560	$8,749
Weighted average interest rate	5.34%	5.37%	5.29%
Average borrowings	$15,400,164	$3,383,655	$281,225

9. OFFSETTING ASSETS AND LIABILITIES
The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow each Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement. Interactive Brokers, LLC and Wells Fargo Securities, LLC are the prime brokers for the Funds’ exchange traded derivatives. Refer to Note 2 L. for further derivative disclosure.

	Gross Amounts of Recognized Assets/Liabilities	Gross Amounts Offset in the Statement of Assets and Liabiliites	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received/ Pledged*
Infrastructure Capital Equity Income ETF
Liabilities:
Written Option Contracts**	$(333,598)	$—	$(333,598)	$317,387	$16,211	$—
Total	$(333,598)	$—	$(333,598)	$317,387	$16,211	$—
Infrastructure Capital Small Cap Income ETF
Liabilities:
Written Option Contracts**	$(10,930)	$—	$(10,930)	$97	$10,833	$—
Total	$(10,930)	$—	$(10,930)	$97	$10,833	$—

*	In some instances, the actual collateral pledged/received may be more than the amount shown as it includes securities pledged.
**
As of November 30, 2025, the prime brokers for all written option contracts held by the Infrastructure Capital Equity Income ETF and the Infrastructure Capital Small Cap Income ETF were Interactive Brokers, LLC and Wells Fargo Securities, LLC, respectively.

39

Infrastructure Capital ETFs
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Continued)
10. ACCOUNTING PRONOUNCEMENTS
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. The Funds operate as a single segment entity. The Funds’ income, expenses, assets, and performance are regularly monitored and assessed by the Adviser’s Chief Financial Officer, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
11. SUBSEQUENT EVENTS
On December 29, 2025, the Infrastructure Capital Equity Income ETF declared an income distribution of $0.2891 per share, payable on December 31, 2025, to shareholders of record on December 30, 2025. The Infrastructure Capital Small Cap Income ETF declared an income distribution of $0.2400 per share, payable on December 31, 2025, to shareholders of record on December 30, 2025. The Infrastructure Capital Bond Income ETF declared an income distribution of $0.3378 per share, payable on December 31, 2025, to shareholders of record on December 30, 2025.
On January 28, 2026, the Infrastructure Capital Equity Income ETF and the Infrastructure Capital Small Cap Income ETF declared an income distribution of $0.2400 per share for each Fund, payable on January 30, 2026, to shareholders of record on January 29, 2026. Infrastructure Capital Bond Income ETF declared an income distribution of $0.3400 per share, payable on January 30, 2026, to shareholders of record on January 29, 2026.
Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no other subsequent events to report that would have a material impact on the Funds’ financial statements and notes to the financial statements.

40

Infrastructure Capital ETFs
Report of Independent Registered Public Accounting Firm
To the Shareholders of Infrastructure Capital ETFs and
Board of Trustees of Series Portfolios Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, written options (as applicable), and securities sold short (as applicable) of Infrastructure Capital Equity Income ETF (formerly InfraCap Equity Income Fund ETF), Infrastructure Capital Small Cap Income ETF (formerly InfraCap Small Cap Income ETF), and Infrastructure Capital Bond Income ETF (collectively the “Infrastructure Capital ETFs” or the “Funds”), each a series of Series Portfolios Trust, as of November 30, 2025, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets, the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2025, the results of their operations and cash flows, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations and Cash Flows	Statements of Changes in Net Assets	Financial Highlights
Infrastructure Capital Equity Income ETF	For the year ended November 30, 2025	For the years ended November 30, 2025 and 2024	For the years ended November 30, 2025, 2024, and 2023, and for the period from December 28, 2021 (commencement of operations) through November 30, 2022
Infrastructure Capital Small Cap Income ETF	For the year ended November 30, 2025	For the year ended November 30, 2025, and for the period from December 11, 2023 (commencement of operations) through November 30, 2024
Infrastructure Capital Bond Income ETF	For the period from January 14, 2025 (commencement of operations) through November 30, 2025

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

41

Infrastructure Capital ETFs
Report of Independent Registered Public Accounting Firm (Continued)
We have served as the auditor of one or more of Infrastructure Capital Advisors, LLC’s investment companies, since 2022.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
January 29, 2026

42

Infrastructure Capital ETFs
Additional Information
November 30, 2025 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at https://www.sec.gov/. The Funds’ Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Funds’ Part F of Form N-PORT is available without charge upon request by calling 1-800-617-0004.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-800-617-0004. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended February 28, is available (1) without charge, upon request, by calling 1-800-617-0004, or on the SEC’s website at https://www.sec.gov/.
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds trade on the exchange at a price about (i.e. at a premium) or below (i.e. at a discount) the NAV of the Funds is available, without charge on the Funds’ website at https://www.infracapfunds.com/.
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended November 30, 2025, certain dividends paid by the Funds may be reported as qualified dividend income (QDI) and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Funds was as follows:

Infrastructure Capital Equity Income ETF.	31.12%
Infrastructure Capital Small Cap Income ETF	55.58%
Infrastructure Capital Bond Income ETF.	27.83%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended November 30, 2025, for the Funds was as follows:

Infrastructure Capital Equity Income ETF.	30.12%
Infrastructure Capital Small Cap Income ETF	52.73%
Infrastructure Capital Bond Income ETF.	27.16%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) for the Funds was as follows:

Infrastructure Capital Equity Income ETF.	78.00%
Infrastructure Capital Small Cap Income ETF	44.79%
Infrastructure Capital Bond Income ETF.	10.70%

ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.

43

Infrastructure Capital ETFs
Additional Information
November 30, 2025 (Unaudited) (Continued)
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Trustee compensation is paid for by the Adviser pursuant to its Investment Advisory Agreement with the Funds. Additional information related to Trustee compensation is available in the Funds' Statement of Additional Information.
Statement Regarding Basis for Approval of Investment Advisory Contract.
Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board” or the “Trustees”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine annually whether to approve the continuation of the Trust’s investment advisory agreements.
At a meeting held on July 24-25, 2025 (the “Meeting”), the Board, which is comprised entirely of Independent Trustees, considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Infrastructure Capital Equity Income ETF (the “Equity Income ETF”) and the Infrastructure Capital Small Cap Income ETF (the “Small Cap Income ETF”) (each a “Fund” and, together, with the Equity Income ETF, the “Funds”), and Infrastructure Capital Advisors LLC (“Infrastructure Capital”), for an additional one-year term. At the Meeting, the Board considered the factors and reached the conclusions described below in reviewing and approving Infrastructure Capital to continue serving as the Fund’s investment adviser for another year.
In connection with the annual review process and in advance of the Meeting, Infrastructure Capital provided information to the Board in response to requests submitted to it by U.S. Bank Global Fund Services (“Fund Services”), the Funds’ administrator, on behalf of the Board, to facilitate the Board’s evaluation of the terms of the Advisory Agreement. The information furnished by Infrastructure Capital included materials describing, among other matters: (i) the nature, extent, and quality of the services provided by Infrastructure Capital, including Infrastructure Capital’s portfolio manager and other personnel, and the investment practices and techniques used by Infrastructure Capital in managing the Funds; (ii) the historical investment performance of each Fund; (iii) the management fee payable by each Fund to Infrastructure Capital and each Fund’s total operating expenses compared with those of a peer group of registered funds; (iv) the financial condition of Infrastructure Capital; (v) the cost of the services provided and Infrastructure Capital’s profitability with respect to managing the Funds; (vi) the extent to which any economies of scale realized by Infrastructure Capital in connection with its services to the Funds are shared with each Fund’s shareholders; and (vii) other ancillary or “fall-out” benefits Infrastructure Capital and/or its affiliates, if any, may receive based on Infrastructure Capital’s relationship with the Funds. In addition to the Meeting, the Board met on June 18, 2025, with Fund Services and counsel to the Independent Trustees to discuss the materials that had been furnished by Infrastructure Capital in response to the information requests. The Board also considered information furnished to the Board at its meetings periodically over the course of the year. At these meetings, representatives of Infrastructure Capital furnished quarterly reports and other information to the Board regarding the performance of the Fund, the services provided to the Funds by Infrastructure Capital, Infrastructure Capital’s personnel and business operations, marketing and distribution activity for the Fund, and compliance and operational matters related to the Funds and Infrastructure Capital. The Board also considered the presentation by representatives of Infrastructure Capital received at the Board’s meeting held on October 25-26, 2024.
In considering and approving the Advisory Agreement for another year, the Board considered the information it deemed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge and experience gained over time through previous interactions with Infrastructure Capital in overseeing the Funds. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Infrastructure Capital and Fund Services. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in approving the continuation of the Advisory Agreement.

44

Infrastructure Capital ETFs
Additional Information
November 30, 2025 (Unaudited) (Continued)
NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS
The Board considered the nature, extent and quality of services provided to the Fund by Infrastructure Capital under the Advisory Agreement. The Board considered, among other things, the terms of the Advisory Agreement and the range of services provided by Infrastructure Capital. The Board received and considered information regarding, among other things, the qualifications, background, tenure and responsibilities of the portfolio manager who is primarily responsible for the day-to-day portfolio management of each Fund. The Board also received and considered information about Infrastructure Capital’s investment process and investment strategy for each Fund, Infrastructure Capital’s approach to security selection, Infrastructure Capital’s investment research capabilities and resources, and the overall positioning of each Fund’s portfolio. The Board also considered Infrastructure Capital’s trade execution capabilities and experience. The Board noted that Infrastructure Capital had been managing each Fund’s portfolio since its inception. In addition, the Board considered the quality of Infrastructure Capital’s communications with the Board and Fund Services and responsiveness to inquiries and requests made from time to time with respect to the Funds.
The Board evaluated the ability of Infrastructure Capital, based on attributes such as its financial condition, resources and reputation, to attract and retain qualified investment professionals to service the Funds. The Board further considered Infrastructure Capital’s compliance program and its compliance record since the inception of the Fund, including past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Infrastructure Capital’s compliance program. The Board also considered the special attributes of the Funds as an exchange-traded fund (“ETF”) relative to a traditional mutual fund and the benefits that may be realized from such a structure. The Board also considered the resources committed by Infrastructure Capital to support the on-going operations of the Funds. The Board also considered the entrepreneurial and other risks assumed by Infrastructure Capital in connection with the services provided to the Funds.
Based on these considerations, the Board concluded, within the context of its full deliberations, that Infrastructure Capital is capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Advisory Agreement.
INVESTMENT PERFORMANCE
The Board considered each Fund’s investment performance. In this regard, the Board reviewed the performance of each Fund as of June 30, 2025, as compared to each Fund’s benchmark index: the S&P 500 Index for the Equity Income ETF, and the Bloomberg US 2000 Value Total Return Index, for the Small Cap Income ETF. The Board noted the Equity Income ETF outperformed the index for the one-year period but underperformed the index for the year-to-date, three-year and since-inception periods. The Board further noted that the Small Cap Income ETF outperformed the index for the year-to-date, one-year and since inception periods.
Additionally, the Board considered each Fund’s investment performance as compared to a universe of peer funds compiled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on Morningstar fund classifications (the “Performance Universe”). The Trustees considered that the performance data provided by Broadridge included, among other things, performance comparisons for the one-year, two-year and three-year periods ended April 30, 2025 for the Equity Income ETF. The Trustees noted that the Equity Income ETF outperformed the Performance Universe median and average for the one-year period but underperformed the Performance Universe median and average for the two-year and three-year periods. The Trustees also considered that the performance data provided by Broadridge included, among other things, performance comparisons for the one-year period ended April 30, 2025 for the Small Cap Income ETF. The Trustees noted that the Small Cap Income ETF underperformed the Performance Universe median and average for each period reviewed. The Board noted that while it found the comparative data provided by Broadridge generally useful in evaluating each Fund’s performance, the Board recognized the limitations of such data, including that notable differences may exist between a Fund and its peers.
Additionally, at the Board’s request, Infrastructure Capital identified the funds it considered to be the Fund’s top competitors and/or peers (the “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The Board also considered that, in connection with its meetings held during the course of the prior year, the Board received

45

Infrastructure Capital ETFs
Additional Information
November 30, 2025 (Unaudited) (Continued)
and considered reports regarding the Fund’s performance over various time periods and Infrastructure Capital’s analysis of the Fund’s performance for these time periods. The Board also considered information provided in these reports regarding the functioning of the Fund’s arbitrage mechanism.
The Board noted the Small Cap Income Fund had limited operating history that prevented consideration of performance over the longer term. The Board further noted it would continue to review the Fund’s performance on an on-going basis and in connection with future annual reviews of the Advisory Agreement.
FEES AND EXPENSES
The Board reviewed and considered the contractual investment management fee rate payable by each Fund to Infrastructure Capital for investment management services (the “Management Fee Rate”). Among other information reviewed by the Board was a comparison of the Management Fee Rate of each Fund with those of a group of peer funds (the “Expense Group”), as determined by Broadridge, based on Morningstar fund classifications. The Board noted that the Management Fee Rate for each Fund was higher than the respective Expense Group average and median, but the Board noted that the overall expense structure of each Fund is competitive in the context of other factors considered by the Board. In this regard, the Board was informed that the funds in the Expense Group may vary widely in their complexity and that the management of each Fund is among the more complex relative to the Expense Group.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Infrastructure Capital to other ETFs for which Infrastructure Capital serves as a sub-adviser (the “Sub-Advised ETF Clients”). The Board considered information regarding the differences in the nature of the services required for Infrastructure Capital to manage the Fund as primary investment adviser versus managing a discrete pool of assets as a sub-adviser to another manager’s ETF, noting that Infrastructure Capital generally performs significant additional services and assume substantially greater risks in managing the Fund than in its role as sub-adviser to the Sub-Advised ETF Clients.
The Board also took into consideration the Fund’s “unified fee” structure, under which Infrastructure Capital would, in addition to providing investment management services, bear the costs of various third-party services necessary for the Fund to operate. The Board considered that, other than the management fee, Infrastructure Capital would pay all operating expenses of each Fund, except for certain costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board considered each Fund’s net operating expense ratio in comparison to the average and median of the Expense Group. The Board noted that each Fund’s net expense ratio was higher than both the average and median of the respective Expense Group.
The Board received a description of the methodology and screening criteria used by Broadridge to determine the registered funds in the Expense Group. While the Board recognized that comparisons between a Fund and its respective Expense Group may be imprecise, the comparative, independently selected information provided by Broadridge assisted the Board in evaluating the reasonableness of the Fund’s Management Fee Rate and net expense ratio. Additionally, the Board received and considered information comparing each Fund’s Management Fee Rate and net expense ratio to the Fund’s Selected Peer Group.
Based on these considerations, the Board determined that the Management Fee Rate was reasonable in light of the services covered by the Advisory Agreement and that the overall expense structure of each Fund supported the continuation of the Advisory Agreement.
PROFITABILITY AND ECONOMIES OF SCALE
The Board requested and received a report on Infrastructure Capital’s revenue and expenses resulting from services provided to the Funds pursuant to the Advisory Agreement for the twelve months ended March 31, 2025. The Board noted information about the profitability to Infrastructure Capital from its advisory relationship with each Fund for the twelve months ended March 31, 2025. The Board received and considered a description of the expense allocation

46

Infrastructure Capital ETFs
Additional Information
November 30, 2025 (Unaudited) (Continued)
methodology used by Infrastructure Capital in calculating profitability in connection with the continuation of the Advisory Agreement. The Board also considered Infrastructure Capital’s financial resources and information regarding Infrastructure Capital’s commitment with respect to the Funds and its ability to support its management of the Funds and obligations under the Advisory Agreement.
With respect to economies of scale, the Board considered information regarding the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of the Fund’s shareholders. The Board reviewed each Fund’s operating history and changes in each Fund’s asset levels since it commenced operations. The Board considered that the amount and structure of each Fund’s unified fee reflects a sharing of economies of scale with Fund shareholders. The Board also considered that any reduction in fixed costs associated with the management of a Fund would benefit Infrastructure Capital due to the unified fee structure of each Fund, but that the unified fee would protect shareholders from a rise in operating costs and/or a decline in a Fund’s assets and is a transparent means of informing the Fund’s shareholders of the fees associated with a Fund. The Board noted that it would continue to monitor any future growth in each Fund’s assets and consider economies of scale as part of its future annual review of the Advisory Agreement.
ANCILLARY BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND
The Board received and considered information regarding ancillary or “fall-out” benefits to Infrastructure Capital and/or its affiliates, if any, as a result of Infrastructure Capital’s relationship with the Funds. Ancillary benefits could include, among others, benefits attributable to research credits generated by a Fund’s portfolio transactions. In this regard, the Board considered that Infrastructure Capital confirmed it had not benefited firm-wide from research credits generated by Fund portfolio transactions since each Fund’s inception. Ancillary benefits could also include benefits potentially derived from an increase in Infrastructure Capital’s business as a result of its relationship with the Funds (such as the ability to market to shareholders other potential financial products and services offered by Infrastructure Capital, or to operate other products and services that follow investment strategies similar to those of the Funds). Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that ancillary benefits received by Infrastructure Capital and/or its affiliates, if any, were unreasonable.
CONCLUSIONS
In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on its deliberations and its evaluation of the information and factors described above, among others, the Board unanimously approved the Advisory Agreement for an additional one-year term.

47

INVESTMENT ADVISER
Infrastructure Capital Advisors, LLC
1325 Avenue of the Americas, 28th Floor
New York, NY 10019
DISTRIBUTOR
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101
CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212
ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Thompson Hine, LLP
41 South High Street, Fl 17
Columbus, OH 43215

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in nor disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Trustee compensation is paid by the Investment Adviser pursuant to its Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Statement Regarding Basis for Approval of Investment Advisory Contract under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable.

(b)	Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Series Portfolios Trust

By (Signature and Title)*	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	2/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	2/2/2026

By (Signature and Title)*	/s/ Douglas Schafer
Douglas Schafer, Principal Financial Officer

Date	2/2/2026

* Print the name and title of each signing officer under his or her signature